Distribution Date:	05/12/23	GS Mortgage Securities Trust 2019-GC42
Determination Date:	05/08/23
Next Distribution Date:	06/12/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2019-GC42
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	15-16		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36257UAH0	2.135100%	11,528,000.00	3,470,570.49	249,877.39	6,175.01	0.00	0.00	256,052.40	3,220,693.10	30.24%	30.00%
A-2	36257UAJ6	2.933300%	117,422,000.00	117,422,000.00	0.00	287,028.29	0.00	0.00	287,028.29	117,422,000.00	30.24%	30.00%
A-3	36257UAK3	2.748800%	240,000,000.00	240,000,000.00	0.00	549,760.00	0.00	0.00	549,760.00	240,000,000.00	30.24%	30.00%
A-4	36257UAL1	3.000500%	335,209,000.00	335,209,000.00	0.00	838,162.17	0.00	0.00	838,162.17	335,209,000.00	30.24%	30.00%
A-AB	36257UAM9	2.909200%	20,849,000.00	20,849,000.00	0.00	50,544.93	0.00	0.00	50,544.93	20,849,000.00	30.24%	30.00%
A-S	36257UAQ0	3.211700%	98,394,000.00	98,394,000.00	0.00	263,343.34	0.00	0.00	263,343.34	98,394,000.00	20.67%	20.50%
B	36257UAR8	3.362900%	45,313,000.00	45,313,000.00	0.00	126,985.91	0.00	0.00	126,985.91	45,313,000.00	16.26%	16.13%
C	36257UAS6	3.692376%	44,019,000.00	44,019,000.00	0.00	135,445.57	0.00	0.00	135,445.57	44,019,000.00	11.97%	11.88%
D	36257UAA5	2.800000%	28,482,000.00	28,482,000.00	0.00	66,458.00	0.00	0.00	66,458.00	28,482,000.00	9.20%	9.13%
E	36257UAC1	2.800000%	22,009,000.00	22,009,000.00	0.00	51,354.33	0.00	0.00	51,354.33	22,009,000.00	7.06%	7.00%
F-RR	36257UAW7	3.740076%	22,010,000.00	22,010,000.00	0.00	68,599.22	0.00	0.00	68,599.22	22,010,000.00	4.91%	4.88%
G-RR	36257UAX5	3.740076%	10,357,000.00	10,357,000.00	0.00	32,279.97	0.00	0.00	32,279.97	10,357,000.00	3.91%	3.88%
H-RR*	36257UAY3	3.740076%	40,134,720.00	40,134,720.00	0.00	125,089.07	0.00	0.00	125,089.07	40,134,720.00	0.00%	0.00%
S	36257UAZ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
R	36257UAG2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	N/A	3.740076%	19,759,775.09	19,606,054.04	4,767.20	61,106.77	0.00	0.00	65,873.97	19,601,286.84	0.00%	0.00%
RR Certificate	36257UBC0	3.740076%	4,940,224.91	4,901,792.46	1,191.87	15,277.56	0.00	0.00	16,469.43	4,900,600.59	0.00%	0.00%
Regular SubTotal			1,060,426,720.00	1,052,177,136.99	255,836.46	2,677,610.14	0.00	0.00	2,933,446.60	1,051,921,300.53

X-A	36257UAN7	0.803873%	823,402,000.00	815,344,570.48	0.00	546,194.82	0.00	0.00	546,194.82	815,094,693.10
X-B	36257UAP2	0.214824%	89,332,000.00	89,332,000.00	0.00	15,992.22	0.00	0.00	15,992.22	89,332,000.00
X-D	36257UAB3	0.940076%	50,491,000.00	50,491,000.00	0.00	39,554.46	0.00	0.00	39,554.46	50,491,000.00
Notional SubTotal			963,225,000.00	955,167,570.48	0.00	601,741.50	0.00	0.00	601,741.50	954,917,693.10

Deal Distribution Total					255,836.46	3,279,351.64	0.00	0.00	3,535,188.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36257UAH0	301.05573300	21.67569310	0.53565319	0.00000000	0.00000000	0.00000000	0.00000000	22.21134629	279.38003990
A-2	36257UAJ6	1,000.00000000	0.00000000	2.44441663	0.00000000	0.00000000	0.00000000	0.00000000	2.44441663	1,000.00000000
A-3	36257UAK3	1,000.00000000	0.00000000	2.29066667	0.00000000	0.00000000	0.00000000	0.00000000	2.29066667	1,000.00000000
A-4	36257UAL1	1,000.00000000	0.00000000	2.50041667	0.00000000	0.00000000	0.00000000	0.00000000	2.50041667	1,000.00000000
A-AB	36257UAM9	1,000.00000000	0.00000000	2.42433354	0.00000000	0.00000000	0.00000000	0.00000000	2.42433354	1,000.00000000
A-S	36257UAQ0	1,000.00000000	0.00000000	2.67641665	0.00000000	0.00000000	0.00000000	0.00000000	2.67641665	1,000.00000000
B	36257UAR8	1,000.00000000	0.00000000	2.80241675	0.00000000	0.00000000	0.00000000	0.00000000	2.80241675	1,000.00000000
C	36257UAS6	1,000.00000000	0.00000000	3.07697971	0.00000000	0.00000000	0.00000000	0.00000000	3.07697971	1,000.00000000
D	36257UAA5	1,000.00000000	0.00000000	2.33333333	0.00000000	0.00000000	0.00000000	0.00000000	2.33333333	1,000.00000000
E	36257UAC1	1,000.00000000	0.00000000	2.33333318	0.00000000	0.00000000	0.00000000	0.00000000	2.33333318	1,000.00000000
F-RR	36257UAW7	1,000.00000000	0.00000000	3.11672967	0.00000000	0.00000000	0.00000000	0.00000000	3.11672967	1,000.00000000
G-RR	36257UAX5	1,000.00000000	0.00000000	3.11672975	0.00000000	0.00000000	0.00000000	0.00000000	3.11672975	1,000.00000000
H-RR	36257UAY3	1,000.00000000	0.00000000	3.11672960	0.00000000	0.16691732	0.00000000	0.00000000	3.11672960	1,000.00000000
S	36257UAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36257UAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	992.22050609	0.24125781	3.09248307	0.00000000	0.00646920	0.00000000	0.00000000	3.33374088	991.97924828
RR Certificate	36257UBC0	992.22050601	0.24125825	3.09248269	0.00000000	0.00646934	0.00000000	0.00000000	3.33374093	991.97924776

Notional Certificates
X-A	36257UAN7	990.21446448	0.00000000	0.66333920	0.00000000	0.00000000	0.00000000	0.00000000	0.66333920	989.91099499
X-B	36257UAP2	1,000.00000000	0.00000000	0.17902006	0.00000000	0.00000000	0.00000000	0.00000000	0.17902006	1,000.00000000
X-D	36257UAB3	1,000.00000000	0.00000000	0.78339625	0.00000000	0.00000000	0.00000000	0.00000000	0.78339625	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/23 - 04/30/23	30	0.00	6,175.01	0.00	6,175.01	0.00	0.00	0.00	6,175.01	0.00
A-2	04/01/23 - 04/30/23	30	0.00	287,028.29	0.00	287,028.29	0.00	0.00	0.00	287,028.29	0.00
A-3	04/01/23 - 04/30/23	30	0.00	549,760.00	0.00	549,760.00	0.00	0.00	0.00	549,760.00	0.00
A-4	04/01/23 - 04/30/23	30	0.00	838,162.17	0.00	838,162.17	0.00	0.00	0.00	838,162.17	0.00
A-AB	04/01/23 - 04/30/23	30	0.00	50,544.93	0.00	50,544.93	0.00	0.00	0.00	50,544.93	0.00
X-A	04/01/23 - 04/30/23	30	0.00	546,194.82	0.00	546,194.82	0.00	0.00	0.00	546,194.82	0.00
X-B	04/01/23 - 04/30/23	30	0.00	15,992.22	0.00	15,992.22	0.00	0.00	0.00	15,992.22	0.00
A-S	04/01/23 - 04/30/23	30	0.00	263,343.34	0.00	263,343.34	0.00	0.00	0.00	263,343.34	0.00
B	04/01/23 - 04/30/23	30	0.00	126,985.91	0.00	126,985.91	0.00	0.00	0.00	126,985.91	0.00
C	04/01/23 - 04/30/23	30	0.00	135,445.57	0.00	135,445.57	0.00	0.00	0.00	135,445.57	0.00
D	04/01/23 - 04/30/23	30	0.00	66,458.00	0.00	66,458.00	0.00	0.00	0.00	66,458.00	0.00
X-D	04/01/23 - 04/30/23	30	0.00	39,554.46	0.00	39,554.46	0.00	0.00	0.00	39,554.46	0.00
E	04/01/23 - 04/30/23	30	0.00	51,354.33	0.00	51,354.33	0.00	0.00	0.00	51,354.33	0.00
F-RR	04/01/23 - 04/30/23	30	0.00	68,599.22	0.00	68,599.22	0.00	0.00	0.00	68,599.22	0.00
G-RR	04/01/23 - 04/30/23	30	0.00	32,279.97	0.00	32,279.97	0.00	0.00	0.00	32,279.97	0.00
H-RR	04/01/23 - 04/30/23	30	6,678.37	125,089.07	0.00	125,089.07	0.00	0.00	0.00	125,089.07	6,699.18
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	04/01/23 - 04/30/23	30	127.43	61,106.77	0.00	61,106.77	0.00	0.00	0.00	61,106.77	127.83
RR Certificate	04/01/23 - 04/30/23	30	31.86	15,277.56	0.00	15,277.56	0.00	0.00	0.00	15,277.56	31.96
Totals			6,837.66	3,279,351.64	0.00	3,279,351.64	0.00	0.00	0.00	3,279,351.64	6,858.97

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount	3,535,188.10
Non-VRR Interest Available Funds (1)	3,452,844.70
VRR Interest Available Funds (1)	82,343.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,294,997.16	Master Servicing Fee	7,710.35
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,997.41
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	438.41
ARD Interest	0.00	Operating Advisor Fee	1,288.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.44
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,294,997.16	Total Fees	15,645.52

Principal		Expenses/Reimbursements
Scheduled Principal	255,836.46	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	255,836.46	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,279,351.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	255,836.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,535,188.10
Total Funds Collected	3,550,833.62	Total Funds Distributed	3,550,833.62

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,052,177,136.99	1,052,177,136.99	Beginning Certificate Balance	1,052,177,136.99
(-) Scheduled Principal Collections	255,836.46	255,836.46	(-) Principal Distributions	255,836.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,051,921,300.53	1,051,921,300.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,052,177,136.99	1,052,177,136.99	Ending Certificate Balance	1,051,921,300.53
Ending Actual Collateral Balance	1,051,962,322.39	1,051,962,322.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	50,000,000.00	4.75%	13	3.5650	NAP	Defeased	2	50,000,000.00	4.75%	13	3.5650	NAP
$10,000,000 or less	7	41,569,022.03	3.95%	62	4.0456	2.655027	1.50 or less	2	40,514,252.79	3.85%	70	4.3768	1.370367
$10,000,001 to $20,000,000	10	176,913,711.68	16.82%	68	3.6578	2.409838	1.51 to 2.00	9	256,240,540.65	24.36%	76	4.0154	1.717260
$20,000,001 to $30,000,000	10	266,918,566.82	25.37%	75	3.8637	2.159280	2.01 to 2.50	6	174,740,662.26	16.61%	75	3.5991	2.272767
$30,000,001 to $40,000,000	4	141,250,000.00	13.43%	75	4.0360	2.602326	2.51 to 3.00	18	425,705,844.83	40.47%	66	3.5768	2.705887
$40,000,001 to $50,000,000	3	135,000,000.00	12.83%	58	3.2720	2.713333	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
$50,000,001 to $60,000,000	2	109,720,000.00	10.43%	76	3.6899	3.103226	3.51 to 4.00	3	104,720,000.00	9.96%	75	3.9811	3.752254
$60,000,001 or greater	2	130,550,000.00	12.41%	75	3.9178	1.915948	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	40	1,051,921,300.53	100.00%	68	3.7578	2.527797	Totals	40	1,051,921,300.53	100.00%	68	3.7578	2.527797
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	50,000,000.00	4.75%	13	3.5650	NAP
							Defeased	3	50,000,000.00	4.75%	13	3.5650	NAP
Arkansas	1	463,348.12	0.04%	75	3.7800	2.550000
							Industrial	52	147,431,719.98	14.02%	75	3.8634	2.208586
California	7	168,398,521.87	16.01%	75	3.7305	2.255403
							Lodging	3	45,454,512.51	4.32%	70	4.2892	1.958367
Colorado	3	48,500,000.00	4.61%	75	3.6542	2.820928
							Mixed Use	3	91,012,100.00	8.65%	75	3.7159	3.044711
Florida	6	67,351,750.09	6.40%	75	3.8407	2.676558
							Multi-Family	2	89,000,000.00	8.46%	76	4.0506	1.948876
Georgia	2	4,255,917.43	0.40%	75	4.0805	2.704308
							Office	17	412,213,112.91	39.19%	62	3.4817	2.386385
Illinois	5	36,783,477.74	3.50%	68	3.7490	1.667866
							Retail	11	242,055,085.89	23.01%	75	3.9718	2.762567
Indiana	3	2,459,957.98	0.23%	75	3.7800	2.550000
							Self Storage	3	9,754,769.24	0.93%	75	4.0897	2.661621
Kentucky	2	5,455,379.80	0.52%	75	4.0077	2.666941
							Totals	94	1,051,921,300.53	100.00%	68	3.7578	2.527797
Michigan	5	32,602,095.74	3.10%	76	3.7535	1.710124

Minnesota	1	1,566,959.50	0.15%	75	3.7800	2.550000

Mississippi	1	417,013.51	0.04%	75	3.7800	2.550000

Missouri	3	3,935,776.72	0.37%	76	3.7552	2.085756

Nevada	1	20,000,000.00	1.90%	74	3.7408	2.820000

New Jersey	1	54,720,000.00	5.20%	75	3.7300	3.800000

New York	6	183,500,000.00	17.44%	76	3.7071	2.111199

Ohio	8	101,856,244.03	9.68%	23	3.3535	2.736586

South Carolina	6	23,697,685.24	2.25%	76	4.3407	1.503421

Tennessee	4	15,604,806.47	1.48%	76	3.7422	1.841300

Texas	18	202,585,953.94	19.26%	75	4.0096	2.590393

Virginia	7	61,250,000.00	5.82%	74	3.6373	2.600531

Wisconsin	1	1,516,412.35	0.14%	75	3.7800	2.550000

Totals	94	1,051,921,300.53	100.00%	68	3.7578	2.527797

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	50,000,000.00	4.75%	13	3.5650	NAP	Defeased	2	50,000,000.00	4.75%	13	3.5650	NAP
	3.250% or less	2	69,500,000.00	6.61%	75	3.1456	2.479424	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	6	153,750,000.00	14.62%	50	3.3294	2.727577	Totals	40	1,051,921,300.53	100.00%	68	3.7578	2.527797
	3.501% to 3.750%	12	338,374,579.06	32.17%	75	3.6769	2.572729
	3.751% to 4.000%	6	154,490,662.26	14.69%	75	3.8261	2.415925
	4.001% to 4.250%	6	143,146,098.66	13.61%	76	4.1210	1.919423
	4.251% or greater	6	142,659,960.55	13.56%	74	4.3391	2.294384
	Totals	40	1,051,921,300.53	100.00%	68	3.7578	2.527797
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	50,000,000.00	4.75%	13	3.5650	NAP	Defeased	2	50,000,000.00	4.75%	13	3.5650	NAP
	60 months or less	4	69,814,252.79	6.64%	16	3.3649	2.643205	Interest Only	28	816,170,000.00	77.59%	70	3.6773	2.589954
61 months to 117 months		34	932,107,047.74	88.61%	75	3.7976	2.417115	264 months or less	1	28,822,859.06	2.74%	76	3.7500	1.600000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 359 months	9	156,928,441.47	14.92%	74	4.2395	1.768861
	Totals	40	1,051,921,300.53	100.00%	68	3.7578	2.527797	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	1,051,921,300.53	100.00%	68	3.7578	2.527797
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	50,000,000.00	4.75%	13	3.5650	NAP			No outstanding loans in this group
Underwriter's Information		7	196,331,720.00	18.66%	75	3.7521	2.408188
	12 months or less	31	805,589,580.53	76.58%	70	3.7712	2.438885
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	1,051,921,300.53	100.00%	68	3.7578	2.527797
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30316863	OF	Sunnyvale	CA	Actual/360	3.764%	205,600.85	0.00	0.00	07/06/29	06/06/34	--	65,550,000.00	65,550,000.00	05/05/23
2A1	30316864	OF	Cleveland	OH	Actual/360	3.300%	111,375.00	0.00	0.00	N/A	09/06/24	--	40,500,000.00	40,500,000.00	05/06/23
2A2-2	30316865	OF	Cleveland	OH	Actual/360	3.300%	13,750.00	0.00	0.00	N/A	09/06/24	--	5,000,000.00	5,000,000.00	05/06/23
2A3	30316866	OF	Cleveland	OH	Actual/360	3.300%	55,000.00	0.00	0.00	N/A	09/06/24	--	20,000,000.00	20,000,000.00	05/06/23
3	30520973	MF	New York	NY	Actual/360	4.073%	220,620.83	0.00	0.00	N/A	09/06/29	--	65,000,000.00	65,000,000.00	05/05/23
4	30520974	OF	San Antonio	TX	Actual/360	3.650%	167,291.67	0.00	0.00	N/A	09/06/29	--	55,000,000.00	55,000,000.00	05/05/23
5	30503527	MU	Bridgewater	NJ	Actual/360	3.730%	170,088.00	0.00	0.00	N/A	08/06/29	--	54,720,000.00	54,720,000.00	05/06/23
6A3	30316577	RT	The Woodlands	TX	Actual/360	4.256%	141,866.67	0.00	0.00	N/A	08/01/29	--	40,000,000.00	40,000,000.00	05/01/23
6A4	30316578	RT	The Woodlands	TX	Actual/360	4.256%	35,466.67	0.00	0.00	N/A	08/01/29	--	10,000,000.00	10,000,000.00	05/01/23
7A1	30503238	IN	Various	Various	Actual/360	3.565%	118,833.33	0.00	0.00	N/A	06/06/24	--	40,000,000.00	40,000,000.00	05/06/23
7A4	30503245	IN	West Columbia	SC	Actual/360	3.565%	29,708.33	0.00	0.00	N/A	06/06/24	--	10,000,000.00	10,000,000.00	05/06/23
8	30316872	OF	New York	NY	Actual/360	3.160%	130,350.00	0.00	0.00	N/A	09/05/29	--	49,500,000.00	49,500,000.00	04/05/23
9	30316638	OF	Various	Various	Actual/360	3.370%	126,375.00	0.00	0.00	N/A	08/06/29	--	45,000,000.00	45,000,000.00	05/06/23
10	30520977	IN	Various	Various	Actual/360	4.380%	132,130.00	0.00	0.00	N/A	09/06/29	--	36,200,000.00	36,200,000.00	05/05/23
11	30520970	IN	Various	Various	Actual/360	3.780%	103,320.00	0.00	0.00	N/A	08/06/29	--	32,800,000.00	32,800,000.00	05/05/23
12	30316867	OF	Lansing	MI	Actual/360	3.750%	90,354.62	90,618.89	0.00	N/A	09/06/29	--	28,913,477.95	28,822,859.06	05/06/23
13	30316648	IN	Manassas	VA	Actual/360	3.637%	97,752.44	0.00	0.00	N/A	07/06/29	--	32,250,000.00	32,250,000.00	05/01/23
14	30316634	MU	Chicago	IL	Actual/360	3.660%	91,500.00	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	05/06/23
15	30316676	RT	Pharr	TX	Actual/360	4.450%	110,093.77	41,021.86	0.00	N/A	08/06/29	--	29,688,207.75	29,647,185.89	04/06/23
16	30316651	IN	Ashburn	VA	Actual/360	3.637%	87,901.42	0.00	0.00	N/A	07/06/29	--	29,000,000.00	29,000,000.00	05/01/23
17	30520969	RT	Howard Beach	NY	Actual/360	4.164%	100,630.00	0.00	0.00	N/A	09/06/29	--	29,000,000.00	29,000,000.00	05/05/23
18	30520956	RT	Brighton	CO	Actual/360	3.522%	83,647.50	0.00	0.00	N/A	08/06/29	--	28,500,000.00	28,500,000.00	05/05/23
19	30520960	MF	Port Richey	FL	Actual/360	3.990%	79,800.00	0.00	0.00	N/A	08/06/29	--	24,000,000.00	24,000,000.00	05/05/23
20	30520979	LO	San Diego	CA	Actual/360	4.310%	80,943.55	37,966.56	0.00	N/A	09/06/29	--	22,536,488.43	22,498,521.87	05/05/23
21	30520976	OF	San Francisco	CA	Actual/360	3.300%	65,312.50	0.00	0.00	N/A	09/06/29	--	23,750,000.00	23,750,000.00	05/05/23
22	30520957	Various Various		CA	Actual/360	3.860%	69,801.67	0.00	0.00	N/A	08/06/29	--	21,700,000.00	21,700,000.00	05/05/23
23	30316868	OF	New York	NY	Actual/360	3.110%	51,833.33	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	05/06/23
24	30316468	RT	Las Vegas	NV	Actual/360	3.741%	62,346.67	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	05/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30520984	OF	Midland	TX	Actual/360	4.050%	63,190.54	32,869.93	0.00	N/A	09/06/29	--	18,723,123.76	18,690,253.83	05/05/23
26	30316869	LO	Clearwater Beach	FL	Actual/360	4.250%	66,135.31	31,760.73	0.00	N/A	09/06/29	--	18,673,498.58	18,641,737.85	05/06/23
27	30520961	RT	Stockton	CA	Actual/360	3.370%	54,762.50	0.00	0.00	N/A	08/06/29	--	19,500,000.00	19,500,000.00	05/05/23
28	30503592	IN	Various	Various	Actual/360	3.740%	53,549.69	0.00	0.00	N/A	09/06/29	--	17,181,720.00	17,181,720.00	05/06/23
29	30520958	OF	Tarzana	CA	Actual/360	3.680%	47,226.67	0.00	0.00	N/A	08/06/29	--	15,400,000.00	15,400,000.00	05/05/23
30	30520962	RT	Castle Rock	CO	Actual/360	3.710%	46,375.00	0.00	0.00	N/A	08/06/29	--	15,000,000.00	15,000,000.00	05/05/23
31	30503603	RT	Brooklyn	NY	Actual/360	3.750%	39,062.50	0.00	0.00	N/A	08/06/29	--	12,500,000.00	12,500,000.00	05/06/23
32	30503713	RT	Bronx	NY	Actual/360	3.900%	24,375.00	0.00	0.00	N/A	09/06/29	--	7,500,000.00	7,500,000.00	05/06/23
33	30503557	SS	Various	Various	Actual/360	4.150%	23,599.83	9,941.30	0.00	N/A	08/06/29	--	6,824,048.28	6,814,106.98	05/06/23
34	30316870	RT	Parker	CO	Actual/360	4.240%	17,666.67	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	05/06/23
35	30503662	LO	East Peoria	IL	Actual/360	4.350%	15,665.39	7,233.95	0.00	N/A	09/06/24	--	4,321,486.74	4,314,252.79	05/06/23
36	30503712	SS	Spring	TX	Actual/360	3.950%	9,694.24	4,423.24	0.00	N/A	09/06/29	--	2,945,085.50	2,940,662.26	05/06/23
Totals							3,294,997.16	255,836.46	0.00				1,052,177,136.99	1,051,921,300.53

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	41,316,550.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	8,530,879.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-2	8,530,879.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	8,530,879.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,578,745.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,724,935.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	14,309,017.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	40,454,879.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	40,454,879.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	9,070,593.00	0.00	--	--	--	0.00	0.00	130,143.74	130,143.74	0.00	0.00
9	21,279,634.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,254,771.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	13,731,060.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,766,205.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,751,181.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	13,301,448.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,011,218.60	0.00	--	--	--	0.00	0.00	151,022.85	151,022.85	0.00	0.00
16	6,596,574.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,357,446.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,121,905.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,647,068.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,689,366.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,894,522.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,572,926.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	110,877,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	80,081,595.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	7,094,889.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,231,259.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,999,232.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,838,530.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,084,749.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,656,365.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,300,075.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	688,595.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	910,870.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	609,267.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	453,988.24	80,500.63	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	331,002.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	495,634,991.76	80,500.63				0.00	0.00	281,166.59	281,166.59	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.757840%	3.739999%	68
04/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.757919%	3.740076%	69
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.757992%	3.740146%	70
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758082%	3.740234%	71
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758154%	3.740303%	72
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758225%	3.740373%	73
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758302%	3.740448%	74
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758373%	3.740517%	75
09/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758450%	3.740591%	76
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758519%	3.740658%	77
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758562%	3.740698%	78
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758607%	3.740741%	79
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	30316872	04/05/23	0	B	130,143.74	130,143.74	0.00	49,500,000.00
15	30316676	04/06/23	0	B	151,022.85	151,022.85	0.00	29,688,207.75
Totals					281,166.59	281,166.59	0.00	79,188,207.75
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		119,814,253	119,814,253	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		932,107,048	932,107,048	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,051,921,301	1,051,921,301	0	0	0	0
Apr-23	1,052,177,137	1,052,177,137	0	0	0	0
Mar-23	1,052,416,810	1,052,416,810	0	0	0	0
Feb-23	1,052,701,625	1,052,701,625	0	0	0	0
Jan-23	1,052,939,459	1,052,939,459	0	0	0	0
Dec-22	1,053,176,462	1,053,176,462	0	0	0	0
Nov-22	1,053,428,045	1,053,428,045	0	0	0	0
Oct-22	1,053,663,337	1,053,663,337	0	0	0	0
Sep-22	1,053,913,271	1,053,913,271	0	0	0	0
Aug-22	1,054,142,881	1,054,142,881	0	0	0	0
Jul-22	1,054,326,816	1,054,326,816	0	0	0	0
Jun-22	1,054,520,839	1,054,520,839	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
20	30520979	23,807,775.86	4.31000%	23,807,775.86 4.31000%		8	05/26/20	04/06/20	06/01/20
32	30503713	0.00	3.90000%	0.00	3.90000%	10	10/12/21	05/06/20	10/21/21
35	30503662	4,563,437.40	4.35000%	4,563,437.40 4.35000%		8	05/14/20	06/05/20	05/26/20
Totals		28,371,213.26		28,371,213.26
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "U.S. Risk Retention Special Notices" tab for the GS Mortgage Securities Trust 2019-GC42 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27